Summary of Significant Accounting Policies (Detail)	3 Months Ended			12 Months Ended
	Mar. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Mar. 31, 2016 USD ($)	Dec. 31, 2016 USD ($) Segment	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Jun. 30, 2016 USD ($) ft²
Fair value of assets measured at fair value on a recurring basis
Fair value of available-for-sale securities	$ 40,408,000	$ 44,066,000		$ 44,066,000
Fair value of available-for-sale securities, amount less than original par value purchase price		4,000		4,000
Transfers of assets and liabilities between Level 1, Level 2, or Level 3	0		$ 0	0	$ 0
Impairment charge		1,400,000		$ 1,402,000
Deferred offering costs expensed						$ 1,920,000
Number of operating segments | Segment				1
Number of geographic segments | Segment				1
Area of lease of office and laboratory space | ft²							23,578
Standby Letters of Credit
Fair value of assets measured at fair value on a recurring basis
Standby letter of credit	$ 2,400,000	$ 2,400,000		$ 2,400,000			$ 2,400,000